Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18:	SEGMENT REPORTING

Following the classification of Social Proxy as a discontinued operation effective January 1, 2025 (see Note 6), the Group operates in a single reportable segment — development of pharmaceutical drugs for the treatment of autoimmune diseases. Accordingly, segment information is not separately disclosed for the year ended December 31, 2025, as the operating results, assets and liabilities of the single reportable segment are presented in the consolidated statements of comprehensive income (loss) and the consolidated statements of financial position. The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of XTL. The CODM uses revenues and expenses to evaluate the performance of the segment and to decide on resource allocation. In the year ended December 31, 2024, the Group reported two operating segments — development of pharmaceutical drugs for the treatment of autoimmune diseases and software as a service (“SAAS”), the latter relating to Social Proxy, which has been re-presented as a discontinued operation. In the years 2023 and 2022, the Company had only one segment — development of pharmaceutical drugs for the treatment of autoimmune diseases.